Cover Page	Feb. 28, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 28, 2020
Entity File Number	1-12609
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-3234914
Entity Address, Address Line One	77 Beale Street
Entity Address, Address Line Two	P.O. Box 770000
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	PG&E CORP
Amendment Flag	false
Entity Central Index Key	0001004980
Pacific Gas & Electric Co
Entity Information [Line Items]
Entity File Number	1-2348
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-0742640
Entity Address, Address Line One	77 Beale Street
Entity Address, Address Line Two	P.O. Box 770000
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
City Area Code	415
Local Phone Number	973-1000
Entity Emerging Growth Company	false
Entity Registrant Name	PACIFIC GAS & ELECTRIC CO
Amendment Flag	false
Entity Central Index Key	0000075488
The New York Stock Exchange | Common stock, no par value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	PCG
Security Exchange Name	NYSE
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Trading Symbol	PCG-PE
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 5% redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% redeemable
Trading Symbol	PCG-PD
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Trading Symbol	PCG-PG
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Trading Symbol	PCG-PH
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable
Trading Symbol	PCG-PI
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Trading Symbol	PCG-PA
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Trading Symbol	PCG-PB
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Trading Symbol	PCG-PC
Security Exchange Name	NYSEAMER